Rule 497(j)
                                                     Reg. No. 33-16384

Pursuant to Rule 497 (j) promulgated under the Securities Act of
1933, the Registrant, Dean Witter Select Equity Trust, Utility
Stock Series 3, hereby certifies as follows:

1) the form of prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement, and

2) the text of the said amendment to the registration statement has been filed electronically.

                                 DEAN WITTER SELECT EQUITY TRUST,
                                 UTILITY STOCK SERIES 3

                                 By:  Dean Witter Reynolds Inc.
                                      (Depositor)



                                      Thomas Hines
                                      Authorized Signatory